Cover Page	Oct. 07, 2021	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2021
Entity Registrant Name	ETSY, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36911
Entity Tax Identification Number		20-4898921
Entity Address, Address Line One	117 Adams Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	718
Local Phone Number	880-3660
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		ETSY
Security Exchange Name		NASDAQ
Entity Central Index Key		0001370637
Amendment Flag		false